Trade and other payables (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Current
Trade payables	$ 459,951	$ 442,959
Deferred revenue	96,925	86,363
Withholding tax payable	4,357	5,820
Payroll and other related statutory liabilities	33,604	45,331
VAT payables	49,652	51,103
Other payables	42,798	37,573
Trade and other payables	687,287	669,149
Non-current
Other payables	2,237	1,459
Trade and other payables, non current	$ 2,237	$ 1,459